September 18, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elevation Series Trust, File Nos. 333-265972 and 811-23812

Ladies and Gentlemen:

On behalf of Elevation Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) on Form N-1A. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose of this filing is to add the following new series to the Trust: Clough Hedged Equity ETF and Clough Select Equity ETF (the “Clough ETFs”). The Clough ETFs currently operate in the Listed Funds Trust (811-23226), with a planned reorganization of the Clough ETFs into the Trust pending shareholder approval. The investment objectives, principal investment strategies, and/or associated risk disclosures provided in the Amendment are substantially identical to that of the existing series of the Listed Funds Trust.

If you have any questions concerning the Amendment, please contact JoAnn M. Strasser at (614) 469-3265 or Matthew Tobin at (312) 533-0817.

Very truly yours,

/s/ Matthew Tobin
Matthew Tobin